Assets and Liabilities of Newly Consolidated Entities (Detail) (USD $) In Millions, unless otherwise specified											12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Securitization Entities	Dec. 31, 2011 Securitization Entities	Dec. 31, 2009 Securitization Entities Carrying value		Dec. 31, 2009 Securitization Entities Adjustment for Election of Fair Value Option		Dec. 31, 2009 Securitization Entities Amount Recorded upon Consolidation
Assets
Restricted commercial mortgage loans	$ 324	$ 341	$ 411		$ 341	$ 411	$ 564	[1]	$ 0	[2]	$ 564
Restricted other invested assets	399	393	377		393	377	409	[1]	(30)	[2]	379
Accrued investment income	769	715	691		2	1	2	[1]	0	[2]	2
Total assets					737	792	975	[1]	(30)	[2]	945
Liabilities
Other liabilities	123	133	210				138	[1]	0	[2]	138
Borrowings related to securitization entities	329	336	396		336	396	644	[1]	(80)	[2]	564
Total liabilities					469	606	782	[1]	(80)	[2]	702
Net assets and liabilities of newly consolidated entities							193	[1]	50	[2]	243
Less: amortized cost of fixed maturity securities previously recorded											404 [3]
Cumulative effect adjustment to retained earnings upon adoption, pre-tax											(161)
Tax effect											57
Net cumulative effect adjustment to retained earnings upon adoption				$ (15)							$ (104)

[1]	Carrying value represents the amounts that would have been recorded in the consolidated financial statements on January 1, 2010 had we recorded the assets and liabilities in our financial statements from the date we first met the conditions for consolidation based on the criteria in the new accounting guidance.
[2]	Amount represents the difference between book value and fair value of the investments and borrowings related to consolidated securitization entities where we have elected fair value option.
[3]	Fixed maturity securities that were previously recorded had net unrealized investment losses of $91 million included in accumulated other comprehensive income (loss) as of December 31, 2009.